Shareholders' equity - Karmin acquisition agreement (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Nov. 04, 2019	Oct. 30, 2019
Karmin | Mineracao Dardanelos Ltda.
Acquisition
Ownership interest held	30.00%
Karmin
Acquisition
Aggregate acquisition price	$ 70,000
Ownership interest held		100.00%
Number of shares acquired			89,945,479
Percentage of interest acquired			100.00%
Aggregate consideration paid			$ 69,300
Loan liability incurred			$ 700
Difference between acquisition price and carrying amount of non-controlling interest held prior to transaction	$ 37,404